Prepaid expenses and other current assets	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Prepaid Expenses And Other Current Assets
Prepaid expenses and other current assets

6. Prepaid expenses and other current assets

Prepaid expenses are analyzed as follows:

	June 30, 2025	December 31, 2024
(Amounts in thousands)	(Unaudited)
Prepaid insurance expenses	$233	$123
Prepaid research expenses	164	255
Other prepaid expenses	61	19
Total	$458	$397

Prepaid insurance expenses as of June 30, 2025 and December 31, 2024 mainly include prepayments to insurers for directors’ and officers’ insurance services for liabilities that may arise in their capacity as directors and officers of a public entity.

Prepaid research expenses as of June 30, 2025 mainly relate to prepayments for expenses related to research grants.

Prepaid research expenses as of December 31, 2024 mainly relate to prepayments for expenses under the Cooperative Research and Development Agreement as discussed in Note 17.

Other prepaid expenses as of June 30, 2025 and December 31, 2024 mainly include prepayments for professional fees and purchases, which also include costs to fulfill a contract with customers which are expected to be recognized within 2025, upon delivery of services to these customers.

Other current assets are analyzed as follows:

	June 30, 2025	December 31, 2024
(Amounts in thousands)	(Unaudited)
VAT receivable	$11	$49
Grant receivable	40	36
Other receivables	246	237
Total	$297	$322

6. Prepaid expenses and other current assets

Prepaid expenses are analyzed as follows:

(Amounts in thousands)	December 31, 2024	December 31, 2023
Prepaid insurance expenses	$123	$155
Prepaid research expenses	255	36
Prepaid rent expenses	-	-
Other prepaid expenses	19	27
Total	$397	$218

Prepaid insurance expenses as of December 31, 2024 and 2023 mainly include prepayments to insurers for directors’ and officers’ insurance services for liabilities that may arise in their capacity as directors and officers of a public entity.

Prepaid research expenses as of December 31, 2024 and 2023 mainly relate to prepayments for expenses under the grant agreements and Cooperative Research and Development Agreement as discussed in Note 18.

Other prepaid expenses as of December 31, 2024 and 2023 mainly include prepayments for professional fees and purchases, which also include costs to fulfill a contract with customers which are expected to be recognized within 2024, upon delivery of services to these customers.

Other current assets are analyzed as follows:

(Amounts in thousands)	December 31, 2024	December 31, 2023
VAT receivable	$49	$267
Grant receivable	36	181
Purchases under receipt	-	1
Other receivables	237	91
Accrued sublease income	-	80
Total	$322	$620

Grant receivable as of December 31, 2024 and 2023 relate to accrued income from grants as disclosed in Note 2.